SCHEDULE OF REVENUE EARNING DEVICES (Details) - USD ($)	Nov. 30, 2023	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Revenue Earning Devices
Revenue earning devices	$ 3,321,560	$ 2,015,058	$ 2,015,058	$ 1,143,724
Less: Accumulated depreciation	(1,209,664)	(779,839)	(779,839)	(434,661)
Total	$ 2,111,896	$ 1,235,219	$ 1,235,219	$ 709,063